TAXES RECEOVERABLE (Tables)	3 Months Ended
Mar. 31, 2026
TAXES RECOVERABLE
Schedule of income taxes recoverable and canadian sales taxes
	March 31, 2026	December 31, 2025
VAT recoverable	$1,478	$1,731
GST recoverable	22	22
Income taxes recoverable	17	17
	$1,517	$1,770